UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [ ];         Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                    Sector Omega AS
Address:                 Filipstad Brygge 2, P.O. Box 1994 Vika
                         Oslo, Norway 0125

Form 13F File Number:     28-13611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arild Blikom
Title:     Head of Fund Operations
Phone:     +47 23012900

Signature, Place and Date of Signing:

/s/ Arild Blikom              Oslo, Norway              November 13, 2012

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:                         0

Form 13F Information Table Entry Total                    14

Form 13F Information Table Value Total:   $12,604 (thousands)

List of Other Included Managers: None

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

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Column 1                 Column 2   Column 3   Column 4              Column 5        Column 6    Column 7  Column 8
                                                          Shares or
                         Title of                Value    Principal    SH/     PUT/  Investment   Other     Voting Authority
Name of Issuer            Class       Cusip    (x$1,000)   Amount      PRN     CALL  Discretion  Managers   Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ANADARKO PETE CORP       COM        032511107       248      3,510     SH               SOLE       NONE     3,510
BP PLC                   SPONSORED
                         ADR        055622104       560     13,700     SH               SOLE       NONE    13,700
CNOOC LTD                SPONSORED
                         ADR        126132109       578      2,800     SH               SOLE       NONE     2,800
CONOCOPHILLIPS           COM        20825C104       562     10,100     SH               SOLE       NONE    10,100
CHEVRON CORP NEW         COM        166764100       295      2,790     SH               SOLE       NONE     2,790
DELEK US HLDGS INC       COM        246647101       592     23,700     SH               SOLE       NONE    23,700
DIAMOND OFFSHORE         COM        25271C102       215      3,300     SH               SOLE       NONE     3,300
DRILLING IN
FIRST SOLAR INC          COM        336433107       687     28,000     SH               SOLE       NONE    28,000
HESS CORP                COM        42809H107       659     13,000     SH               SOLE       NONE    13,000
HELMERICH & PAYNE INC    COM        423452101       560     12,200     SH               SOLE       NONE    12,200
MURPHY OIL CORP          SHS        626717102       694     11,890     SH               SOLE       NONE    11,890
SELECT SECTOR SPDR TR    SBI INT-
                         ENERGY     81369Y506     2,657     38,200     SH               SOLE       NONE    38,200
EXXON MOBIL CORP         COM        30231G102       567      6,500     SH               SOLE       NONE     6,500
SPDR SERIES TRUST        S&P OIL
                         GAS EXP    78464A730     3,730     72,146     SH               SOLE       NONE    72,146